Segment Reporting (Tables)	12 Months Ended
Oct. 30, 2016
Segment Reporting
Schedule of sales and operating profits for each of the reportable segments and reconciliation to earnings before income taxes

(in thousands)	2016	2015	2014
Net Sales (to unaffiliated customers)
Grocery Products	$ 1,684,756	$ 1,617,680	$ 1,558,265
Refrigerated Foods	4,647,173	4,372,347	4,644,179
Jennie-O Turkey Store	1,740,968	1,635,776	1,672,452
Specialty Foods	939,134	1,103,359	907,120
International & Other	511,193	534,701	534,240
Total	$ 9,523,224	$ 9,263,863	$ 9,316,256
Intersegment Sales
Grocery Products	$ –	$ –	$ –
Refrigerated Foods	11,341	13,058	23,163
Jennie-O Turkey Store	120,742	128,195	144,137
Specialty Foods	26	64	122
International & Other	–	–	–
Total	132,109	141,317	167,422
Intersegment elimination	(132,109)	(141,317)	(167,422)
Total	$ –	$ –	$ –
Segment Net Sales
Grocery Products	$ 1,684,756	$ 1,617,680	$ 1,558,265
Refrigerated Foods	4,658,514	4,385,405	4,667,342
Jennie-O Turkey Store	1,861,710	1,763,971	1,816,589
Specialty Foods	939,160	1,103,423	907,242
International & Other	511,193	534,701	534,240
Intersegment elimination	(132,109)	(141,317)	(167,422)
Total	$ 9,523,224	$ 9,263,863	$ 9,316,256
Segment Operating Profit
Grocery Products	$ 268,461	$ 228,582	$ 195,064
Refrigerated Foods	585,652	424,968	338,020
Jennie-O Turkey Store	329,427	276,217	272,362
Specialty Foods	110,917	93,258	71,514
International & Other	78,409	78,318	84,745
Total segment operating profit	$ 1,372,866	$ 1,101,343	$ 961,705
Net interest and investment expense (income)	6,680	10,177	9,468
General corporate expense	49,436	35,199	33,434
Noncontrolling interest	465	1,176	3,349
Earnings Before Income Taxes	$ 1,317,215	$ 1,057,143	$ 922,152

(in thousands)	2016	2015	2014
Assets
Grocery Products	$ 1,472,316	$ 1,214,988	$ 1,249,631
Refrigerated Foods	1,999,821	1,973,424	1,215,694
Jennie-O Turkey Store	882,812	811,693	857,697
Specialty Foods	837,107	988,455	1,013,420
International & Other	479,394	446,164	406,249
Corporate	698,617	705,107	712,928
Total	$ 6,370,067	$ 6,139,831	$ 5,455,619
Additions to Property, Plant and Equipment
Grocery Products	$ 15,830	$ 18,104	$ 31,741
Refrigerated Foods	93,430	54,074	61,183
Jennie-O Turkey Store	61,340	32,250	25,761
Specialty Foods	5,372	5,309	3,266
International & Other	44,407	18,576	4,896
Corporate	35,145	15,750	32,291
Total	$ 255,524	$ 144,063	$ 159,138
Depreciation and Amortization
Grocery Products	$ 29,725	$ 26,972	$ 25,883
Refrigerated Foods	53,229	53,325	57,709
Jennie-O Turkey Store	29,225	28,262	27,091
Specialty Foods	5,165	11,075	8,999
International & Other	3,969	3,372	3,541
Corporate	10,655	10,428	6,821
Total	$ 131,968	$ 133,434	$ 130,044

Schedule of percentages of total revenues contributed by classes of similar products
	Fiscal Year Ended
	October 30,	October 25,	October 26,
	2016	2015	2014
Perishable	53.1%	53.0%	54.5%
Poultry	20.5	18.6	18.4
Shelf-stable	18.2	18.4	19.0
Miscellaneous	8.2	10.0	8.1
	100.0%	100.0%	100.0%

Schedule of total revenues attributable to U.S. and all foreign countries
	Fiscal Year Ended
	October 30,	October 25,	October 26,
(in thousands)	2016	2015	2014
United States	$ 9,012,797	$ 8,721,722	$ 8,708,042
Foreign	510,427	542,141	608,214
	$ 9,523,224	$ 9,263,863	$ 9,316,256